Borrowings - Summary (Details) € in Millions, £ in Millions, $ in Millions, $ in Millions	Oct. 30, 2025 USD ($)	Oct. 30, 2025 CAD ($)	Aug. 14, 2025 USD ($)	May 20, 2025 USD ($)	May 08, 2025 USD ($)	May 08, 2025 CAD ($)	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 EUR (€)	Oct. 30, 2025 CAD ($)	Aug. 14, 2025 CAD ($)	Jul. 16, 2025 USD ($)	Jun. 17, 2025 CAD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Jul. 19, 2024 USD ($)	Dec. 31, 2023 USD ($)
Borrowings
Borrowings, Principal								$ 13,743.3								$ 11,874.1
Carrying value								13,642.9								11,753.7			$ 9,723.5
Fair value								13,882.2								11,775.8
Holding company
Borrowings
Borrowings, Principal								8,922.7								7,976.1
Carrying value								8,848.1								7,882.4			6,928.9
Fair value								$ 9,070.5								$ 7,940.4
Holding company | 8.30% due April 15, 2026
Borrowings
Interest rate							8.30%	8.30%	8.30%	8.30%					8.30%	8.30%	8.30%
Borrowings, Principal								$ 91.8								$ 91.8
Carrying value								91.8								91.8
Fair value								$ 92.9								$ 95.4
Holding company | 4.70% due December 16, 2026 (Cdn$450.0)
Borrowings
Interest rate							4.70%	4.70%	4.70%	4.70%					4.70%	4.70%	4.70%
Borrowings, Principal								$ 328.3	$ 450.0							$ 312.9	$ 450.0
Carrying value								328.0								312.4
Fair value								$ 332.4								$ 319.1
Holding company | 4.25% due December 6, 2027 (Cdn$650.0)
Borrowings
Interest rate							4.25%	4.25%	4.25%	4.25%					4.25%	4.25%	4.25%
Borrowings, Principal								$ 474.2	$ 650.0							$ 452.0	$ 650.0
Carrying value								473.7								451.3
Fair value								$ 482.4								$ 459.0
Holding company | 2.75% due March 29, 2028 (750.0 EUR)
Borrowings
Interest rate							2.75%	2.75%	2.75%	2.75%					2.75%	2.75%	2.75%
Borrowings, Principal								$ 880.8		€ 750.0						$ 776.6
Carrying value								877.0								771.7
Fair value								$ 874.3								$ 767.5
Holding company | 4.85% due April 17, 2028
Borrowings
Interest rate							4.85%	4.85%	4.85%	4.85%					4.85%	4.85%	4.85%
Borrowings, Principal								$ 600.0								$ 600.0
Carrying value								598.7								598.1
Fair value								$ 608.7								$ 596.3
Holding company | 4.23% due June 14, 2029 (Cdn$500.0)
Borrowings
Interest rate							4.23%	4.23%	4.23%	4.23%					4.23%	4.23%	4.23%
Borrowings, Principal								$ 364.8	$ 500.0							$ 347.7	$ 500.0
Carrying value								364.1								346.8
Fair value								$ 373.0								$ 353.0
Holding company | 4.625% due April 29, 2030
Borrowings
Interest rate							4.625%	4.625%	4.625%	4.625%					4.625%	4.625%	4.625%
Borrowings, Principal								$ 650.0								$ 650.0
Carrying value								647.8								647.3
Fair value								$ 652.9								$ 634.7
Holding company | 3.375% due March 3, 2031
Borrowings
Interest rate							3.375%	3.375%	3.375%	3.375%					3.375%	3.375%	3.375%
Borrowings, Principal								$ 596.8								$ 596.8
Carrying value								588.4								586.8
Fair value								$ 563.5								$ 532.4
Holding company | 3.95% due March 3, 2031 (Cdn$840.0)
Borrowings
Interest rate							3.95%	3.95%	3.95%	3.95%					3.95%	3.95%	3.95%
Borrowings, Principal								$ 612.8	$ 840.0							$ 584.1	$ 840.0
Carrying value								610.3								581.2
Fair value								$ 615.8								579.9
Holding company | 5.625% due August 16, 2032
Borrowings
Interest rate							5.625%	5.625%	5.625%	5.625%
Borrowings, Principal								$ 741.2								741.2
Carrying value								736.9								736.2
Fair value								$ 774.0								$ 749.9
Holding company | 6.00% due December 7, 2033
Borrowings
Interest rate							6.00%	6.00%	6.00%	6.00%					6.00%	6.00%	6.00%
Borrowings, Principal								$ 750.0								$ 750.0
Carrying value								747.8								747.5
Fair value								$ 796.7								$ 773.5
Holding company | 4.73% due November 22, 2034 (Cdn$450.0)
Borrowings
Interest rate															4.73%	4.73%	4.73%
Borrowings, Principal																$ 312.9	$ 450.0
Carrying value																311.2
Fair value																$ 317.0
Holding company | 5.75% due May 20, 2035
Borrowings
Interest rate				5.75%			5.75%	5.75%	5.75%	5.75%
Borrowings, Principal				$ 500.0				$ 500.0
Carrying value								494.8
Fair value								$ 521.0
Net proceeds excluding accrued interest after discount, commissions and expenses				$ 494.5
Holding company | 4.45% due August 14, 2035 (Cdn$400.0)
Borrowings
Interest rate			4.45%				4.45%	4.45%	4.45%	4.45%		4.45%
Borrowings, Principal			$ 290.0					$ 291.8	$ 400.0			$ 400.0
Carrying value								290.0
Fair value								$ 291.0
Net proceeds excluding accrued interest after discount, commissions and expenses			$ 288.2
Holding company | 7.75% due July 15, 2037
Borrowings
Interest rate							7.75%	7.75%	7.75%	7.75%					7.75%	7.75%	7.75%
Borrowings, Principal								$ 91.3								$ 91.3
Carrying value								90.8								90.8
Fair value								$ 107.3								$ 104.4
Holding company | 6.35% due March 22, 2054
Borrowings
Interest rate							6.35%	6.35%	6.35%	6.35%					6.35%	6.35%	6.35%
Borrowings, Principal								$ 1,000.0								$ 1,000.0
Carrying value								988.8								988.3
Fair value								$ 1,039.0								$ 1,031.1
Holding company | 5.23% due November 23, 2054
Borrowings
Interest rate															5.23%	5.23%	5.23%
Borrowings, Principal																$ 173.8	$ 250.0
Carrying value																172.8
Fair value																179.0
Holding company | 6.50% due May 20, 2055
Borrowings
Interest rate				6.50%			6.50%	6.50%	6.50%	6.50%
Borrowings, Principal				$ 400.0				$ 400.0
Carrying value								395.2
Fair value								$ 423.9
Net proceeds excluding accrued interest after discount, commissions and expenses				$ 395.1
Holding company | 5.10% due August 16, 2055 (Cdn$300.0)
Borrowings
Interest rate			5.10%				5.10%	5.10%	5.10%	5.10%		5.10%
Borrowings, Principal			$ 217.5					$ 218.9	$ 300.0			$ 300.0
Carrying value								216.8
Fair value								214.5
Net proceeds excluding accrued interest after discount, commissions and expenses			$ 215.5
Holding company | Notes Payable
Borrowings
Borrowings, Principal								330.0								495.0
Carrying value								307.2								448.2
Fair value								307.2								448.2
Holding company | Revolving Credit Facility
Borrowings
Borrowings, Principal													$ 2,000.0
Holding company | Brit primary co-obligor on 4.73% unsecured senior notes due November 22, 2034 (Cdn$450.0)
Borrowings
Interest rate														4.73%
Borrowings, Principal														$ 450.0
Holding company | Brit primary co-obligor on 5.23% unsecured senior notes due November 23, 2054 (Cdn$250.0)
Borrowings
Interest rate														5.23%
Borrowings, Principal														$ 250.0
Insurance and reinsurance companies
Borrowings
Borrowings, Principal								1,607.5								979.2
Carrying value								1,607.6								975.8			895.6
Fair value								$ 1,608.5								$ 957.8
Insurance and reinsurance companies | Allied World primary co-obligor on 6.10% unsecured senior notes due March 15, 2055
Borrowings
Interest rate							6.10%	6.10%	6.10%	6.10%					6.10%	6.10%	6.10%	6.10%
Borrowings, Principal								$ 600.0								$ 600.0		$ 600.0
Carrying value								594.3								594.2
Fair value								605.0								597.4
Insurance and reinsurance companies | Gulf Insurance floating rate long term loans due 2027
Borrowings
Borrowings, Principal								183.8								165.0
Carrying value								183.8								165.0
Fair value								$ 183.5								$ 166.7
Insurance and reinsurance companies | Zenith National 8.55% debentures due August 1, 2028
Borrowings
Interest rate							8.55%	8.55%	8.55%	8.55%					8.55%	8.55%	8.55%
Borrowings, Principal								$ 38.5								$ 38.5
Carrying value								38.4								38.4
Fair value								$ 38.5								$ 38.5
Insurance and reinsurance companies | Brit primary co-obligor on 4.73% unsecured senior notes due November 22, 2034 (Cdn$450.0)
Borrowings
Interest rate							4.73%	4.73%	4.73%	4.73%
Borrowings, Principal								$ 328.3	$ 450.0
Carrying value								331.4
Fair value								$ 337.0
Insurance and reinsurance companies | Brit primary co-obligor on 5.23% unsecured senior notes due November 23, 2054 (Cdn$250.0)
Borrowings
Interest rate							5.23%	5.23%	5.23%	5.23%
Borrowings, Principal								$ 182.4	$ 250.0
Carrying value								183.1
Fair value								$ 183.3
Insurance and reinsurance companies | Brit 3.6757% subordinated notes due December 9, 2030 (£127.0)
Borrowings
Interest rate							3.6757%	3.6757%	3.6757%	3.6757%					3.6757%	3.6757%	3.6757%
Borrowings, Principal							£ 127.0	$ 170.8							£ 127.0	$ 159.0
Carrying value								170.8								159.0
Fair value								154.9								135.9
Insurance and reinsurance companies | Other borrowings, credit facilities and loans
Borrowings
Borrowings, Principal								103.7								16.7
Carrying value								105.8								19.2
Fair value								106.3								19.3
Non-insurance companies
Borrowings
Borrowings, Principal								3,213.1								2,918.8
Carrying value								3,187.2								2,895.5			$ 1,899.0
Fair value								$ 3,203.2								$ 2,877.6
Non-insurance companies | Fairfax India 5.00% unsecured senior notes due 2028
Borrowings
Interest rate							5.00%	5.00%	5.00%	5.00%					5.00%	5.00%	5.00%
Borrowings, Principal								$ 441.6								$ 441.6
Carrying value								440.5								439.9
Fair value								423.6								414.3
Non-insurance companies | Fairfax India subsidiary borrowings
Borrowings
Borrowings, Principal								111.3								96.3
Carrying value								111.3								96.3
Fair value								111.3								96.3
Non-insurance companies | Sleep Country credit facilities, unsecured senior notes, and loans
Borrowings
Interest rate						6.625%
Borrowings, Principal						$ 450.0		563.1								468.7
Carrying value								556.3								456.6
Fair value								573.5								468.7
Net proceeds excluding accrued interest after discount, commissions and expenses					$ 104.6	$ 145.3
Non-insurance companies | AGT credit facilities, senior notes and loans
Borrowings
Borrowings, Principal								480.3								467.5
Carrying value								478.4								464.8
Fair value								480.2								465.0
Non-insurance companies | Peak Achievement credit facilities, unsecured senior notes and loans
Borrowings
Borrowings, Principal								377.5								436.0
Carrying value								373.8								432.7
Fair value								377.5								436.0
Non-insurance companies | Recipe credit facilities, senior notes and loans
Borrowings
Interest rate	5.70%										5.70%
Borrowings, Principal	$ 286.1							449.5			$ 400.0					309.6
Carrying value								441.3								308.2
Fair value								447.3								299.2
Net proceeds excluding accrued interest after discount, commissions and expenses	$ 279.1	$ 390.3
Non-insurance companies | Grivalia Hospitality bond loans
Borrowings
Borrowings, Principal								262.8								235.1
Carrying value								261.9								234.1
Fair value								262.8								234.1
Non-insurance companies | Loans and revolving credit facilities primarily at floating rates
Borrowings
Borrowings, Principal								527.0								464.0
Carrying value								523.7								462.9
Fair value								$ 527.0								$ 464.0